Fair Value - Change in fair value option table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	$ (94,839)	$ (472,495)	$ 230,104
Fixed maturities and short term investments
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	(90,334)	(276,776)	228,781
Equities
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	(14,850)	(187,561)	2,605
Other invested assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	11,066	(1,835)	(2,664)
Funds Held - Directly Managed
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	$ (721)	$ (6,323)	$ 1,382